Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share - Redeemable [Member]	7 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Numerator:
Allocation of net loss, including accretion of temporary equity | $	$ (68,604)
Denominator:
Weighted average shares outstanding | shares	1,785,218
Basic and diluted net loss per share | $ / shares	$ (0.04)